Summary of Significant Accounting Policies - Schedule of Property and Equipment Estimated Useful Lives (Details)	Dec. 31, 2025
Schedule of Estimated Useful Lives [Line Items]
Leasehold improvements	lesser of lease term or expected useful life
Office furniture and fittings [Member] | Minimum [Member]
Schedule of Estimated Useful Lives [Line Items]
Expected useful lives	3 years
Office furniture and fittings [Member] | Maximum [Member]
Schedule of Estimated Useful Lives [Line Items]
Expected useful lives	5 years
Office equipment [Member] | Minimum [Member]
Schedule of Estimated Useful Lives [Line Items]
Expected useful lives	3 years
Office equipment [Member] | Maximum [Member]
Schedule of Estimated Useful Lives [Line Items]
Expected useful lives	5 years
Computers [Member]
Schedule of Estimated Useful Lives [Line Items]
Expected useful lives	3 years